FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

8.    FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability, an exit price, in an orderly transaction between unaffiliated willing market participants on the measurement date under current market conditions. Assets and liabilities recorded at fair value are measured and classified in accordance with a three-tier fair value hierarchy based on the observability of the inputs available and activity in the markets used to measure fair value. A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

Level 1 — Quoted prices, unadjusted, in active markets for identical assets or liabilities that can be accessed at the measurement date.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 — Unobservable inputs developed using our own estimates and assumptions, which reflect those that market participants would use in pricing the asset or liability.

Financial instruments that are measured at fair value on a recurring basis and their corresponding placement in the fair value hierarchy consist of the following (in thousands):

	June 30, 2021
	Level 1	Level 2	Level 3	Fair Value
Cash Equivalents:
Money market funds	$63,489	$—	$—	$63,489

	December 31, 2020
	Level 1	Level 2	Level 3	Fair Value
Cash Equivalents:
Money market funds	$103,472	$—	$—	$103,472

The carrying amount of money market funds approximates fair value and is classified within Level 1 because we determined the fair value through quoted market prices.

8.    FAIR VALUE MEASUREMENTS

Financial instruments that are measured at fair value on a recurring basis and their corresponding placement in the fair value hierarchy consist of the following (in thousands):

	December 31, 2020
	Level 1	Level 2	Level 3	Fair Value
Cash Equivalents:
Money market funds	$103,472	$—	$—	$103,472

	December 31, 2019
	Level 1	Level 2	Level 3	Fair Value
Cash Equivalents:
Money market funds	$18,108	$—	$—	$18,108